SUPPLEMENT DATED DECEMBER 21, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on June 19, 2009, August 25, 2009, September 21, 2009,
October 23, 2009, November 12, 2009, and December 17, 2009)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

As of the date of this supplement, the Diversified Balanced and Diversified Growth Accounts are
now available.

Replace the first paragraph on the cover page (page 1) with the following:

The audited financial statements, schedules of investments and auditor’s report included in the
Fund’s Annual Report to Shareholders, for the fiscal year ended December 31, 2008, and the unaudited financial statements and schedules of investments included in the Fund’s Semiannual
Report to Shareholders, for the Period ended June 30, 2009, are hereby incorporated by reference into and are legally a part of this SAI.

FUND HISTORY
On page 3, add the end of the list:
-- On November 11, 2009, to add the Diversified Balanced and Diversified Growth Accounts.

On the table on page 4, add the following:
	Share Class
Account Name	1	2
Diversified Balanced Account		X
Diversified Growth Account		X

DESCRIPTION OF THE FUND’S INVESTMENTS AND RISKS

Fundamental Restrictions
Add the following to the end of paragraph 5:

This paragraph does not apply to the Diversified Balanced Account or the Diversified Growth
Account.

Replace paragraph 6 on page 5 with the following:

6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Account. This restriction does not apply to the Principal LifeTime Accounts, the Strategic Asset Management Portfolios,
the Real Estate Securities Account, the Diversified Balanced Account, or the Diversified Growth
Account.

Add the following new paragraph:

10) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, c)
participate in an interfund lending program with affiliated investment companies to the extent permitted by the 1940 Act or by any exemptions that may be granted by the Securities and

Exchange Commission, and d) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities lent. This limit does not apply to purchases of debt securities or commercial paper. The paragraph applies only to the Diversified Balanced Account and Diversified Growth Account.

Non-Fundamental Restrictions

Replace the first paragraph on page 6 with the following:

Each of the Accounts, except the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and the Strategic Asset Management Portfolios, has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account’s present policy to:

Replace the paragraph that appears third from the bottom of the page on page 6 (it is the paragraph that appears before the second numbered list of paragraphs) with the following:

Each of the Principal LifeTime Accounts and Strategic Asset Management Portfolios and the Diversified Balanced Account and Diversified Growth Account have also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account’s and each Strategic Asset Management Portfolio’s present policy to:

Short Sales

On page 18, replace the paragraph under this heading with the following:

Each Account, other than the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Account, or a security equivalent in kind and amount to the security sold short that the Account has the right to obtain, for delivery at a specified date in the future. An Account may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, an Account loses the opportunity to participate in the gain.

Industry Concentrations

On page 20, replace the first sentence in the first paragraph under this heading with the following:

Industry Concentrations

The Diversified Balanced Account, Diversified Growth Account and each of the Principal LifeTime Accounts and Strategic Asset Management Portfolios concentrate its investments in the mutual fund industry.

MANAGEMENT

Management Information

On pages 22-24, change the number of portfolios in the Fund Complex from 110 to 106.

CONTROL PERSONS & PRINCIPAL HOLDERS OF SECURITIES

Replace the first paragraph of text on page 32 with the following:

The Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts, SAM Portfolios, or Principal Life Insurance Company will vote in the same proportion as shares of the Accounts owned by other shareholders. Therefore the Diversified Balanced Account, Diversified Growth Account, Principal Lifetime Accounts, SAM Portfolios, and Principal Life Insurance Company do not exercise voting discretion.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

On page 49, add the following new paragraph after the second paragraph:

Principal provides investment advisory services to the Diversified Balanced Account and the Diversified Growth Account.

COST OF MANAGER’S SERVICES

On page 53, add the following table:

Account	All Assets
Diversified Balanced	0.05%
Diversified Growth	0.05%

PROXY VOTING POLICIES AND PROCEDURES

Replace the first sentence of the second paragraph on page 73 with the following:

The Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and SAM Portfolios invest in shares of other Accounts.

DISCLOSURE REGARDING PORTFOLIO MANAGERS
Add the following information to this section:

Advisor: Principal

This information is as of June 30, 2009.

	Other Accounts Managed
	Total	Total	Number of	Total Assets
	Number	Assets in	Accounts that	of the
	of	the	base the	Accounts that
	Accounts	Accounts	Advisory Fee	base the
		(in $	on	Advisory Fee
		millions)	Performance	on
				Performance
				(in $ millions)
Randy L. Welch
Principal Diversified Growth Account,
Principal Diversified Balanced Account
Registered investment companies	17	11,875	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	0	0	0	0

James W. Fennessey, CFA
Principal Diversified Growth Account,
Principal Diversified Balanced Account
Registered investment companies	17	11,875	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	0	0	0	0

Ownership of Securities

1.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Portfolio Manager	PVC Accounts Managed by Portfolio	Dollar Range of
	Manager (list each fund on its own line)	Securities Owned by
the Portfolio Manager
Randy L. Welch	Principal Diversified Growth Account	None
	Principal Diversified Balanced Account	None

James W. Fennessey, CFA	Principal Diversified Growth Account	None
	Principal Diversified Balanced Account	None